Debt (Details) - Schedule of PPP Loan Balances by Current and Non-Current - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Schedule Of Ppp Loan Balances By Current And Non Current Abstract
Balance Sheet Location, PPP Loan, current	Long-term debt, current
PPP Loan, current	$ 255		$ 792
Balance Sheet Location, PPP Loan, non-current	Long-term debt
PPP Loan, non-current	$ 401	$ 189	12
Total PPP Loan outstanding	$ 656	$ 518	$ 804